Initial Public Offering and Over-Allotment (Details) - $ / shares			3 Months Ended	12 Months Ended
	Jan. 14, 2022	Dec. 30, 2021	Mar. 31, 2025	Dec. 31, 2024
Initial Public Offering and Over-Allotment [Line Items]
Units sold				22,500,000
Number of shares issued per unit			1	1
Underwriters option period			45 days	45 days
Purchase of ordinary shares				109,436,178
Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of shares issued per unit			1	1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Units sold			7,500,000	7,500,000
Price per unit (in Dollars per share)			$ 10	$ 10
Purchase of ordinary shares		7,500,000
Exercised shares	227,686
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment [Line Items]
Underwriters option period			45 days	45 days
Purchase of ordinary shares	227,686		1,125,000	1,125,000